Shareholder Report, Holdings (Details) - C000256566	Jun. 30, 2026
FR_87283Q503
Holdings [Line Items]
Percent of Net Asset Value	81.90%
FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%